INCOME TAXES	6 Months Ended
Jun. 30, 2021
INCOME TAXES
INCOME TAXES

14.  INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

USA

500.com USA is incorporated in the USA and does not conduct any substantive operations of its own. No provision for USA income tax has been made in the financial statements as 500.com USA had no assessable income for the six months ended June 30, 2020 and 2021.

British Virgin Islands

Under the current laws of the British Virgin Islands, subsidiaries incorporated in British Virgin Islands are not subject to tax on income or capital gains.

14.  INCOME TAXES (continued)

Curacao

Multi Pay N.V. is incorporated in the Curacao, Under the current laws, profits tax in Curacao is generally assessed at the rate of 2% of taxable income.

Malta

Under the current laws, profits tax in Malta is generally assessed at the rate of 35% of taxable income. When dividend is paid or declared to the holding company, the paying entity is entitled to claim 6/7 of the profit tax paid as refund, which may effectively reduce income tax rate to 5%.

Cyprus

Round Spot Services Ltd is incorporated in Cyprus and does not conduct any substantive operations of its own. No provision for Cyprus income tax has been made in the financial statements as Round Spot Services Ltd had no assessable income for the six months ended June 30, 2020 and 2021.

Hong Kong

Under the current laws, profits tax in Hong Kong is generally assessed at the rate of 16.5% of taxable income. As of June 30, 2021, the Hong Kong subsidiaries do not conduct any substantive operations of its own, no provision for Hong Kong income tax has been made in the financial statements.

People’s Republic of China

A new enterprise income tax law (the “EIT Law”) in the PRC was enacted and became effective on January 1, 2008. The EIT Law applies a uniform 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises. Accordingly, subsidiaries and VIEs, are subject to the EIT rate of 25%in 2020 and 2021, respectively.

	For the six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$

Current tax benefit	(4)	—	—
Deferred tax benefit	3,657	—	—

Income tax benefit	3,653	—	—